UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report

www.lkfunds.com	December 31, 2013

LK Balanced Fund

February 12, 2014

Dear Fellow Shareholders,

As we begin 2014, we take a moment to reflect on 2013 and what a banner year it turned out to be for the U.S. stock market.  Yet, as we celebrate the returns that equity markets delivered in 2013, we must keep in mind that equities are just one component of a diversified investment portfolio.  Ultimately, the return of an overall portfolio is a blend of the performance of each major asset class, and while equity markets generally had a stellar year, the environment for bonds was challenging.

We have been very cognizant of the fact that interest rates have been driven to artificially low levels as a result of the Federal Reserve’s monetary policy and that a rise in interest rates is likely at some point.  Since bond prices move in the opposite direction of interest rates, the potential for losses in bond allocations was, and has remained, of great concern.  However, we try to look at our bond holdings in perspective.  Bonds have unique qualities that play a vital role in the construction of a diversified portfolio.  They can provide stability that offsets the volatility of stock prices.  In addition, they can provide income and return potential which generally exceeds cash returns and inflation.  We also remain aware of the reality that a bad year for bonds is nothing compared to a bear market for stocks.

Over the past six months, the U.S. markets endured a litany of challenges and negative events that were constantly threatening to derail the financial markets.  Yet through it all, the LK Balanced Fund managed a 10.1% return for the six month period ending December 31, 2013.  This performance was accomplished as a combination of in-line stock performance and slightly negative bond returns.  Our long-term approach has us focusing on the fundamentals of the companies in which we invest, not dwelling on the outcome of near-term uncertainties which we find ourselves wholly incapable of predicting.

The current environment of extraordinarily low yields and significant macroeconomic risks may produce challenges, so we are monitoring the situation in real time, considering alternatives to our current strategies, and will make changes as warranted.

As always, we thank you for your trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr.	Bruce H. Van Kooten	Kenneth W. Kroeker

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.  Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders. In addition, stock prices are generally more volatile than bond prices. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange. Depending on the entity issuing the bond, it may or may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company. There is typically no guarantee of any kind associated with the purchase of an individual stock. Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern. The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

The LK Balanced Fund is distributed by Quasar Distributors, LLC.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2013

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	17.90%	11.38%	8.15%	8.67%
Lipper Balanced Funds Index(3)	16.39%	12.62%	6.19%	8.26%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”).  The Partnership commenced operations on December 31, 1986.  The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund.  If it had been, the Partnership’s performance might have been lower.

(3)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/01/2013)	Value (12/31/2013)	(7/01/2013 to 12/31/2013)
LK Balanced Fund Actual(2)	$1,000.00	$1,100.80	$5.30
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2013 of 10.08%.

LK Balanced Fund

Allocation of Portfolio Net Assets (Unaudited)
December 31, 2013
(% of Net Assets)

Top Ten Holdings (Unaudited)
December 31, 2013(1)
(% of net assets)
Chicago Bridge & Iron	4.3%
Lincoln Electric Holdings	3.4%
Gencorp	3.2%
Kansas City Southern	2.8%
Texas Pacific Land Trust	2.8%
Thermo Fisher Scientific	2.7%
Forest Laboratories	2.6%
Boeing	2.5%
Pfizer	2.5%
Chevron	2.3%

(1)	First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2013

Description	Shares	Value

COMMON STOCKS – 64.6%

Consumer Discretionary – 7.1%
Cato, Class A	12,500	$397,500
DIRECTV*	6,500	449,085
Walt Disney	7,000	534,800
Winnebago Industries*	13,000	356,850
		1,738,235

Consumer Staples – 2.5%
Colgate-Palmolive	3,400	221,714
ConAgra Foods	11,500	387,550
		609,264

Energy – 6.0%
Anadarko Petroleum	6,200	491,784
Chesapeake Energy	15,000	407,100
Chevron	4,418	551,852
		1,450,736

Financials – 10.8%
Berkshire Hathaway, Class A*	2	355,800
Berkshire Hathaway, Class B*	600	71,136
Leucadia National	14,400	408,096
Plum Creek Timber – REIT	8,000	372,080
The St. Joe Company*	17,000	326,230
Symetra	21,000	398,160
Texas Pacific Land Trust	6,959	688,732
		2,620,234

Health Care – 7.8%
Forest Laboratories*	10,500	630,315
Pfizer	20,000	612,600
Thermo Fisher Scientific	6,000	668,100
		1,911,015

Industrials – 17.8%
Boeing	4,500	614,205
Chicago Bridge & Iron	12,500	1,039,250
Costamare	21,025	384,127
GenCorp*	43,000	774,860
Kansas City Southern	5,600	693,448
Lincoln Electric Holdings	11,600	827,544
		4,333,434

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2013

Description	Shares/Par	Value

COMMON STOCKS – 64.6% (CONTINUED)

Information Technology – 1.7%
Microsoft	11,000	$411,730

Materials – 9.0%
Cemex SAB de CV*	37,742	446,483
Compass Minerals International	6,000	480,300
Freeport-McMoRan Copper & Gold	12,228	461,485
Vulcan Materials	9,000	534,780
Yamana Gold	30,000	258,600
		2,181,648

Telecommunication Services – 1.9%
Vodafone Group – ADR	12,000	471,720

Total Common Stocks
(Cost $8,402,427)		15,728,016

CORPORATE BONDS – 20.2%
Consumer Discretionary – 2.2%

McDonald’s
1.875%, 05/29/2019	$250,000	244,238
Walt Disney
5.875%, 12/15/2017	250,000	290,842
		535,080

Consumer Staples – 7.0%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	263,256
Campbell Soup
2.500%, 08/02/2022	300,000	265,149
Coca-Cola
7.125%, 08/01/2017	150,000	175,217
Kimberly-Clark
6.875%, 02/15/2014	150,000	151,111
Procter & Gamble
1.800%, 11/15/2015	275,000	281,484
Wal-Mart Stores
3.625%, 07/08/2020	300,000	314,812
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	263,265
		1,714,294

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2013

Description	Par	Value

CORPORATE BONDS – 20.2% (CONTINUED)

Energy – 1.2%
ConocoPhillips
6.650%, 07/15/2018	$250,000	$297,735

Financials – 2.1%
Berkshire Hathaway
1.500%, 01/10/2014	250,000	250,060
1.900%, 01/31/2017	265,000	271,301
		521,361

Health Care – 3.2%
Pfizer
4.650%, 03/01/2018	250,000	277,574
Stryker
4.375%, 01/15/2020	200,000	216,440
Wyeth
5.500%, 02/15/2016	250,000	274,669
		768,683

Industrials – 2.0%
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	256,610
United Parcel Service
2.450%, 10/01/2022	250,000	230,174
		486,784

Information Technology – 1.5%
Corning
7.530%, 03/01/2023	110,000	131,322
Intel
2.700%, 12/15/2022	250,000	230,903
		362,225

Telecommunication Services – 1.0%
Qwest
7.125%, 11/15/2043	250,000	235,938
Total Corporate Bonds
(Cost $4,837,424)		4,922,100

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2013

Description	Shares/Par	Value

MUNICIPAL BONDS – 5.8%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	$200,000	$203,360
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020	190,000	178,748
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	208,992
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	343,421
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	233,851
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	253,770
Total Municipal Bonds
(Cost $1,429,658)		1,422,142

U.S. GOVERNMENT SECURITIES – 2.4%
U.S. Treasury Notes#
2.125%, 01/15/2019	271,945	303,898
1.125%, 01/15/2021	266,908	280,785
Total U.S. Government Securities
(Cost $538,771)		584,683

EXCHANGE TRADED FUNDS – 1.8%
SPDR Barclays Capital High Yield Bond	6,000	243,360
SPDR Gold Trust*	1,575	182,968
Total Exchange Traded Funds
(Cost $363,576)		426,328

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2013

Description	Shares	Value
SHORT-TERM INVESTMENT – 4.9%
First American Government Obligations, Class Z, 0.01%^
(Cost $1,199,315)	1,199,315	$1,199,315
Total Investments – 99.7%
(Cost $16,771,171)		24,282,584
Other Assets and Liabilities, Net – 0.3%		64,987
Total Net Assets – 100.0%		$24,347,571

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of December 31, 2013, the value of this investment was $256,610 or 1.1% of total net assets.

#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security – The rate shown is the rate in effect as of December 31, 2013.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2013

ASSETS:
Investments, at value
(cost $16,771,171)	$24,282,584
Cash	531
Dividends & interest receivable	101,077
Total assets	24,384,192

LIABILITIES:
Payable to investment adviser	5,667
Payable for fund administration & accounting fees	8,429
Payable for compliance fees	2,075
Payable for transfer agent fees & expenses	4,275
Payable for custody fees	1,038
Payable for trustee fees	2,331
Accrued expenses	12,806
Total liabilities	36,621

NET ASSETS	$24,347,571

NET ASSETS CONSIST OF:
Paid-in capital	$16,808,171
Accumulated undistributed net investment income	5,184
Accumulated undistributed net realized gain on investments	22,803
Net unrealized appreciation on investments	7,511,413
Net Assets	$24,347,571

Shares outstanding, unlimited number of shares authorized without par value	530,541

Net asset value, redemption price and offering price per share	$45.89

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2013

INVESTMENT INCOME:
Dividend income	$112,677
Less: foreign taxes withheld	(866)
Interest income	121,788
Total investment income	233,599

EXPENSES:
Investment adviser fees (see Note 4)	85,767
Fund administration & accounting fees (see Note 4)	33,037
Transfer agent fees (see Note 4)	13,510
Audit fees	8,556
Compliance fees (see Note 4)	6,072
Legal fees	5,796
Trustee fees (see Note 4)	4,968
Other	3,705
Federal & state registration fees	3,391
Custody fees (see Note 4)	2,668
Postage & printing fees	1,472
Total expenses before reimbursement	168,942
Less: reimbursement from investment adviser (see Note 4)	(54,586)
Net expenses	114,356

NET INVESTMENT INCOME	119,243

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	260,503
Net change in unrealized appreciation on investments	1,810,520
Net realized and unrealized gain on investments	2,071,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,190,266

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
OPERATIONS:
Net investment income	$119,243	$238,195
Net realized gain on investments	260,503	555,872
Net change in unrealized appreciation on investments	1,810,520	1,887,310
Net increase in net assets resulting from operations	2,190,266	2,681,377

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,132,411	2,756,167
Proceeds from shares issued from transfer-in-kind	—	18,059,809
Proceeds from reinvestment of distributions	641,585	504,241
Payments for shares redeemed	(75,023)	(2,397,436)
Net increase in net assets resulting from capital share transactions	1,698,973	18,922,781

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(211,802)	(138,907)
From net realized gains	(429,783)	(365,334)
Total distributions to shareholders	(641,585)	(504,241)

TOTAL INCREASE IN NET ASSETS	3,247,654	21,099,917

NET ASSETS:
Beginning of year	21,099,917	—
End of year, including accumulated undistributed net
investment income of $5,184 and $97,743, respectively	$24,347,571	$21,099,917

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended
	December 31, 2013		Year Ended
	(Unaudited)		June 30, 2013
PER SHARE DATA:

Net asset value, beginning of year	$42.82		$38.16

INVESTMENT OPERATIONS:
Net investment income	0.22		0.52
Net realized and unrealized gain on investments	4.09		5.30
Total from investment operations	4.31		5.82

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.41)		(0.32)
Dividends from net capital gains	(0.83)		(0.84)
Total distributions	(1.24)		(1.16)

Net asset value, end of year	$45.89		$42.82

TOTAL RETURN	10.08	%(1)	15.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$24.3		$21.1

Ratio of expenses to average net assets:
Before expense reimbursement	1.48	%(2)	1.62%
After expense reimbursement	1.00	%(2)	1.00%

Ratio of net investment income to average net assets:
Before expense reimbursement	0.56	%(2)	0.64%
After expense reimbursement	1.04	%(2)	1.26%

Portfolio turnover rate	6	%(1)	20%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on July 1, 2012.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Lawson Kroeker Investment Management, Inc. (the “Adviser”).  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended December 31, 2013, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended December 31, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields,

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,728,016	$—	$—	$15,728,016
Corporate Bonds	—	4,922,100	—	4,922,100
Municipal Bonds	—	1,422,142	—	1,422,142
U.S. Government Securities	—	584,683	—	584,683
Exchange-Traded Funds	426,328	—	—	426,328
Short-Term Investment	1,199,315	—	—	1,199,315
Total Investments	$17,353,659	$6,928,925	$—	$24,282,584

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (“the Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2015.  Prior to December 31, 2015, this Operating Expense Limitation Agreement cannot be terminated.  For the period ended December 31, 2013, the Advisor waived expenses of $54,586.  At December 31,

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

2013, the balance of previously waived advisory fees eligible for recoupment was $171,200, of which $54,586 expires June 30, 2017 and $116,614 expires June 30, 2016.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2013 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	December 31, 2013	June 30, 2013
Shares sold	25,399	66,107
Shares issued from transfer in-kind	—	473,254
Shares issued to holders in reinvestment of dividends	14,018	12,672
Shares redeemed	(1,618)	(59,291)
Net increase	37,799	492,742

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2013, were as follows:

	Purchases	Sales
U.S. Government	$ 350,000	$600,000
Other	$1,775,067	$812,201

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2013

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2013, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$7,841,199	$(329,786)	$7,511,413	$16,771,171

At June 30, 2013, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Appreciation	Earnings
$97,252	$192,083	$5,701,384	$5,990,719

As of June 30, 2013, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended June 30, 2013, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the six months ended December 31, 2013 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$212,664	$428,921	$641,585

The tax character of distributions paid during the year ended June 30, 2013 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$141,775	$362,466	$504,241

LK Balanced Fund

Additional Information (Unaudited) – Continued
December 31, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE  68114

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME  04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the

Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  March 3, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  March 3, 2014

* Print the name and title of each signing officer under his or her signature.